UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC (a):
Series 2010-2A, Class A, 4.07%, 1/15/48	USD	1,406	$1,543,499
Series 2010-3A, Class A, 3.82%, 12/15/48		4,009	4,287,671
ACAS CLO Ltd. (a)(b):
Series 2012-1A, Class D, 5.13%, 9/20/23		1,750	1,763,125
Series 2013-1A, Class D, 4.09%, 4/20/25		750	723,750
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.93%, 4/15/24 (a)(b)		1,750	1,707,125
ALM Loan Funding Ltd., Series 2010-3AR, Class D, 4.52%, 11/20/20 (a)(b)		4,000	4,000,000
Apidos CDO XI, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		1,000	996,500
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		750	718,597
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17	GBP	2,650	4,186,529
Carlyle Global Market Strategies, Series 2013-1A, Class C, 4.29%, 2/14/25 (a)(b)	USD	250	250,098
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,513,249
Cavalry CLO Ltd., Series 2A, Class D, 4.38%, 1/17/24 (a)(b)		500	490,000
Central Park CLO Ltd., Series 2011-1A, Class D, 3.48%, 7/23/22 (a)(b)		500	491,250
Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (b)		134	134,710
Countrywide Asset-Backed Certificates (b):
Series 2007-12, Class 2A1, 0.54%, 8/25/47		341	338,883
Series 2007-7, Class 2A2, 0.35%, 10/25/47		2,370	2,320,861
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16 (a)		750	750,000
ECP CLO Ltd., Series 2013-5A, Class C, 3.82%, 1/20/25 (a)(b)		1,500	1,419,510
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (a)(b)		1,090	1,089,989
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.48%, 4/17/22 (a)(b)		1,500	1,500,300
GSAA Trust, Series 2007-3, Class 1A2, 0.36%, 3/25/47 (b)		2,910	1,481,655
Asset-Backed Securities		Par (000)	Value

Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)	USD	1,000	$964,290
ING Investment Management, Series 2012-2A, Class D, 4.83%, 10/15/22 (a)(b)		1,800	1,812,600
Oak Hill Credit Opportunities Funding, Ltd., Series 2006-1A, Class B1, 0.68%, 9/13/13 (a)(b)		3,400	3,366,000
Octagon Investment Partners XVI, Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (a)(b)(c)		500	486,900
OZLM Funding Ltd. (a)(b):
Series 2012-2A, Class C, 4.63%, 10/30/23		500	498,200
Series 2013-3A, Class C, 4.15%, 1/22/25		1,000	983,300
Regatta Funding LP, Series 2013-2A, Class C, 4.80%, 1/15/25 (a)(b)		500	500,065
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class D, 3.15%, 8/15/16 (a)		1,875	1,889,996
Santander Drive Auto Receivables Trust(a):
Series 2011-S1A, Class D, 3.10%, 5/15/17		341	341,350
Series 2011-S2A, Class B, 2.06%, 6/15/17		348	349,890
Series 2011-S2A, Class C, 2.86%, 6/15/17		360	362,688
SLC Student Loan Trust, Series 2006-A, Class A4, 0.40%, 1/15/19 (b)		500	499,188
Spirit Issuer Plc, Series A2, 3.21%, 12/28/31	GBP	1,800	2,256,308
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)	USD	10,037	781,017
Sterling Coofs Trust, Series 20041, Class A, 2.36%, 4/15/29 (b)		9,390	674,925
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,110,862

Total Asset-Backed Securities – 7.8%			51,584,880

Common Stocks		Shares

Auto Components — 0.0%
Lear Corp.		807	48,404

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Construction & Engineering — 0.0%
USI United Subcontractors (d)		6,454	$6,454

Diversified Financial Services — 0.4%
Kcad Holdings I Ltd. (d)		384,412,912	2,494,840

Hotels, Restaurants & Leisure — 0.5%
BLB Worldwide Holdings, Inc. (d)		51,947	1,227,248
Travelport LLC (d)		2,589,331	2,123,251

			3,350,499

Metals & Mining — 0.0%
Euramax International (d)		234	46,740

Paper & Forest Products — 0.2%
NewPage Corp. (d)		13,780	1,309,100

Software — 0.3%
Bankruptcy Management Solutions, Inc. (d)		880	—
HMH Holdings/EduMedia (d)		71,219	1,883,746

			1,883,746

Total Common Stocks – 1.4%			9,139,783

Corporate Bonds		Par (000)

Aerospace & Defense — 0.6%
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)(e)	USD	928	934,960
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21 (e)		570	625,575
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (e)		1,966	2,142,940
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		339	356,052

			4,059,527

Airlines — 1.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		381	390,449
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		521	550,100
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (e)		2,090	2,194,500
Continental Airlines, Inc., 6.75%, 9/15/15 (a)(e)		1,350	1,409,062
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18 (e)		244	277,651
US Airways Group, Inc., 6.13%, 6/01/18		390	379,763
Corporate Bonds		Par (000)	Value

Airlines (concluded)
US Airways Pass-Through Trust (e):
Series 2011-1, Class C, 10.88%, 10/22/14	USD	1,087	$1,168,058
Series 2012-1, Class C, 9.13%, 10/01/15		2,510	2,717,177

			9,086,760

Auto Components — 1.4%
Affinia Group, Inc., 7.75%, 5/01/21 (a)(e)		1,095	1,138,800
Brighthouse Group Ltd., 7.88%, 5/15/18	GBP	100	154,979
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)	USD	150	155,625
GKN Holdings PLC, 5.38%, 9/19/22	GBP	220	353,896
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(f)	USD	2,305	2,299,238
8.00%, 1/15/18		610	646,600
Jaguar Land Rover Automotive Plc (FKA Jaguar Land Rover Plc), 8.25%, 3/15/20	GBP	554	951,174
Schaeffler Finance BV:
4.25%, 5/15/18	EUR	148	194,767
4.75%, 5/15/21 (a)	USD	750	736,875
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18	EUR	342	446,181
Titan International, Inc. (e):
7.88%, 10/01/17 (a)	USD	735	786,450
7.88%, 10/01/17		1,330	1,423,100

			9,287,685

Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		82	95,837
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	50	70,349

			166,186

Building Products — 1.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)	USD	415	420,188
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		890	894,450
Building Materials Corp. of America (a)(e):
7.00%, 2/15/20		1,345	1,439,150
6.75%, 5/01/21		1,030	1,114,975
Momentive Performance Materials, Inc., 8.88%, 10/15/20		530	571,075
Texas Industries, Inc., 9.25%, 8/15/20		523	579,222
USG Corp., 9.75%, 1/15/18 (e)		1,390	1,636,725

			6,655,785

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Capital Markets — 0.3%
E*Trade Financial Corp., 0.00%, 8/31/19 (a)(f)(g)	USD	249	$282,615
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		431	452,550
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)(h)		1,141	1,173,069

			1,908,234

Chemicals — 1.9%
Ashland, Inc., 3.88%, 4/15/18 (a)(e)		675	693,562
Axiall Corp., 4.88%, 5/15/23 (a)(e)		242	243,210
Celanese US Holdings LLC, 5.88%, 6/15/21 (e)		403	444,308
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)(e)		837	843,277
Huntsman International LLC (e):
4.88%, 11/15/20		893	901,930
8.63%, 3/15/21		655	731,962
INEOS Finance Plc, 7.50%, 5/01/20 (a)(e)		445	488,388
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		680	669,800
6.50%, 8/15/18	EUR	328	415,660
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	275	310,402
Nova Chemicals Corp., 8.38%, 11/01/16 (e)		2,750	2,925,312
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)(e)		320	328,000
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (a)(e)		898	999,025
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		260	261,950
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (e)		1,482	1,511,640
Tronox Finance LLC, 6.38%, 8/15/20 (a)(e)		289	283,943
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	200	270,348
7.38%, 5/01/21 (a)	USD	398	419,890

			12,742,607

Commercial Banks — 3.3%
BNP Paribas SA, 2.38%, 9/14/17 (e)		3,225	3,281,444
CIT Group, Inc. (e):
5.00%, 5/15/17		890	947,850
5.50%, 2/15/19 (a)		2,040	2,208,300
HSBC Bank Plc, 3.10%, 5/24/16 (a)(e)		2,560	2,706,719
HSBC Holdings Plc, 6.25%, 3/19/18	EUR	1,000	1,549,938
Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
ING Bank NV, 2.00%, 9/25/15 (a)(e)	USD	3,245	$3,292,669
Nordea Bank AB, 4.50%, 3/26/20	EUR	1,020	1,481,878
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)(e)	USD	6,155	6,456,601

			21,925,399

Commercial Services & Supplies — 1.3%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		292	313,170
ARAMARK Corp., 5.75%, 3/15/20 (a)		712	736,920
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)(e)		1,000	1,033,060
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		63	68,198
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		375	380,625
Covanta Holding Corp., 6.38%, 10/01/22 (e)		1,130	1,218,951
EC Finance Plc, 9.75%, 8/01/17	EUR	100	141,049
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)	USD	100	105,000
Mobile Mini, Inc., 7.88%, 12/01/20 (e)		915	1,013,362
UR Merger Sub Corp. (e):
5.75%, 7/15/18		494	527,345
7.38%, 5/15/20		805	883,487
7.63%, 4/15/22		1,518	1,681,185
Verisure Holding AB:
8.75%, 9/01/18	EUR	311	446,665
8.75%, 12/01/18		111	153,650
West Corp., 8.63%, 10/01/18	USD	165	181,088

			8,883,755

Communications Equipment — 1.9%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)(f)		6,670	6,786,725
Avaya, Inc. (a):
7.00%, 4/01/19		437	407,503
10.50%, 3/01/21 (e)		1,213	1,018,920
CommScope Holding Co., Inc., 6.63%, 6/01/20 (a)(i)		605	597,437
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20 (e)		1,800	1,998,000
10.13%, 7/01/20		1,460	1,697,250

			12,505,835

Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		258	259,290

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Construction & Engineering (concluded)
Weekley Homes LLC, 6.00%, 2/01/23 (a)	USD	320	$332,800

			592,090

Construction Materials — 1.2%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	154	220,658
HD Supply, Inc.:
8.13%, 4/15/19 (e)	USD	4,105	4,556,550
7.50%, 7/15/20 (a)		2,374	2,516,440
11.50%, 7/15/20		335	393,625
HeidelbergCement AG, 7.50%, 4/03/20	EUR	64	102,574

			7,789,847

Consumer Finance — 0.9%
Ally Financial, Inc., 3.13%, 1/15/16 (e)	USD	1,500	1,516,005
Ford Motor Credit Co. LLC (e):
3.88%, 1/15/15		2,475	2,566,986
7.00%, 4/15/15		400	439,203
Hyundai Capital America, 3.75%, 4/06/16 (a)(e)		1,285	1,350,056
IVS F. SpA, 7.13%, 4/01/20	EUR	235	308,495

			6,180,745

Containers & Packaging — 0.8%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17		100	139,723
7.38%, 10/15/17		200	279,446
7.00%, 11/15/20 (a)	USD	1,689	1,731,225
5.00%, 11/15/22	EUR	260	341,314
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc. (a):
7.38%, 10/15/17		587	820,175
4.88%, 11/15/22	USD	332	331,170
Berry Plastics Corp., 9.75%, 1/15/21		290	334,950
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	274	356,131
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (e)	USD	144	157,320
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)(e)		226	220,915
OI European Group BV, 4.88%, 3/31/21	EUR	411	558,236

			5,270,605

Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (e)	USD	874	930,810

Corporate Bonds		Par (000)	Value

Diversified Consumer Services — 0.6%
APX Group, Inc. (a):
6.38%, 12/01/19	USD	566	$564,585
8.75%, 12/01/20 (e)		1,387	1,407,805
Laureate Education, Inc., 9.25%, 9/01/19 (a)(e)		1,460	1,635,200
Rent-A-Center, Inc., 4.75%, 5/01/21 (a)		683	669,340

			4,276,930

Diversified Financial Services — 4.9%
Aircastle Ltd., 6.25%, 12/01/19 (e)		367	397,278
Ally Financial, Inc.:
8.30%, 2/12/15 (e)		2,460	2,706,000
7.50%, 9/15/20 (e)		1,630	1,903,025
8.00%, 11/01/31		906	1,159,680
8.00%, 11/01/31 (e)		1,330	1,715,700
Banque Paribas, 6.95%, 7/22/13 (e)		2,100	2,117,501
Citigroup, Inc., 5.95% (b)(e)(j)		1,370	1,431,650
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		490	487,550
Co-Operative Group Ltd. (k):
5.63%, 7/08/20	GBP	300	458,099
6.25%, 7/08/26		600	919,388
DPL, Inc.:
6.50%, 10/15/16	USD	70	75,425
7.25%, 10/15/21		185	199,800
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	700	1,143,348
General Motors Financial Co., Inc. (a)(e):
2.75%, 5/15/16	USD	581	580,128
3.25%, 5/15/18		1,500	1,486,875
4.25%, 5/15/23		291	283,725
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (a)(c)		240	234,600
The Goldman Sachs Group, Inc. (e):
6.00%, 5/01/14		1,150	1,205,231
3.30%, 5/03/15		3,285	3,416,200
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)(e)		585	587,925
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		567	568,417
Leucadia National Corp., 8.13%, 9/15/15 (e)		1,870	2,122,450
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		1,450	1,640,095
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19 (e)		1,294	1,378,110
9.00%, 4/15/19		180	189,000
9.88%, 8/15/19		795	866,550
5.75%, 10/15/20 (e)		800	812,000
6.88%, 2/15/21 (e)		820	875,350

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
SLM Corp., Series A, 5.00%, 10/01/13	USD	150	$151,500
WMG Acquisition Corp.:
11.50%, 10/01/18		630	743,400
6.00%, 1/15/21 (a)(e)		935	986,425

			32,842,425

Diversified Telecommunication Services — 1.4%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (e)		906	936,578
Level 3 Communications, Inc., 8.88%, 6/01/19		735	797,475
Level 3 Financing, Inc.:
4.21%, 2/15/15 (b)		1,725	1,725,862
8.13%, 7/01/19		3,083	3,337,347
7.00%, 6/01/20		495	520,988
OTE Plc, 7.25%, 2/12/15	EUR	151	203,720
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		271	369,928
6.75%, 8/15/24		397	550,057
Windstream Corp., 8.13%, 8/01/13 (e)	USD	590	594,425

			9,036,380

Electric Utilities — 0.4%
Homer City Generation LP, 8.73%, 10/01/26 (i)		495	525,937
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (e)		677	762,833
Nisource Finance Corp. (e):
6.40%, 3/15/18		440	522,567
5.25%, 2/15/43		800	829,976

			2,641,313

Electrical Equipment — 0.4%
Belden, Inc.:
5.50%, 9/01/22 (a)(e)		510	524,025
5.50%, 4/15/23	EUR	140	184,694
Pentair Finance SA, 1.88%, 9/15/17 (e)	USD	371	369,315
Rexel SA, 5.13%, 6/15/20	EUR	439	596,552
Techem GmbH:
6.13%, 10/01/19		300	421,119
7.88%, 10/01/20		106	151,482
Trionista TopCo GmbH, 6.88%, 4/30/21		100	131,925

			2,379,112

Energy Equipment & Services — 2.2%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(e)	USD	605	623,150
CGG, 7.75%, 5/15/17 (e)		330	339,075
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)(e)		1,182	1,258,830
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (e)	USD	185	192,400
Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (e)		375	$390,938
MEG Energy Corp. (a)(e):
6.50%, 3/15/21		240	248,400
6.38%, 1/30/23		204	209,100
Oil States International, Inc. (e):
6.50%, 6/01/19		1,614	1,739,085
5.13%, 1/15/23 (a)		908	978,370
Peabody Energy Corp. (e):
6.00%, 11/15/18		1,004	1,074,280
6.25%, 11/15/21		1,081	1,129,645
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)(e)		535	572,450
Seadrill Ltd., 5.63%, 9/15/17 (a)		2,320	2,378,000
Tervita Corp., 8.00%, 11/15/18 (a)		833	862,155
Transocean, Inc. (e):
4.95%, 11/15/15		1,040	1,126,316
5.05%, 12/15/16		180	199,407
2.50%, 10/15/17		725	731,696
6.00%, 3/15/18		230	263,730
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	410	543,555

			14,860,582

Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	312	491,830
R&R Ice Cream PLC, 9.25%, 5/10/18 (i)	EUR	204	267,800
Rite Aid Corp., 9.25%, 3/15/20 (e)	USD	1,095	1,235,981
Zobele Holding SpA, 7.88%, 2/01/18	EUR	100	135,174

			2,130,785

Food Products — 0.3%
Post Holdings, Inc., 7.38%, 2/15/22 (e)	USD	780	868,725
Smithfield Foods, Inc., 6.63%, 8/15/22 (e)		783	890,663

			1,759,388

Gas Utilities — 0.6%
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15 (a)(e)		2,000	2,114,218
Targa Resources Partners LP, 7.88%, 10/15/18		1,515	1,639,987

			3,754,205

Health Care Equipment & Supplies — 1.4%
Biomet, Inc. (a)(e):
6.50%, 8/01/20		1,720	1,810,300
6.50%, 10/01/20		1,445	1,463,062
CareFusion Corp., 5.13%, 8/01/14 (e)		3,000	3,147,129
DJO Finance LLC:
8.75%, 3/15/18 (e)		413	456,365

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies (concluded)
DJO Finance LLC (concluded):
7.75%, 4/15/18	USD	540	$558,900
9.88%, 4/15/18		500	548,750
IDH Finance PLC, 6.00%, 12/01/18	GBP	113	172,551
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	432	444,960
Teleflex, Inc., 6.88%, 6/01/19 (e)		675	729,000

			9,331,017

Health Care Providers & Services — 2.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (e)		995	1,087,038
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	204,435
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18 (e)	USD	490	510,825
8.00%, 11/15/19		443	487,300
7.13%, 7/15/20		471	516,923
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	441	700,207
HCA, Inc. (e):
6.50%, 2/15/20	USD	1,895	2,136,612
7.88%, 2/15/20		1,896	2,066,640
7.25%, 9/15/20		996	1,095,600
Hologic, Inc., 6.25%, 8/01/20 (e)		1,289	1,377,619
IASIS Healthcare LLC, 8.38%, 5/15/19		792	827,640
inVentiv Health, Inc., 9.00%, 1/15/18 (a)(e)		720	766,800
Omnicare, Inc., 7.75%, 6/01/20 (e)		1,135	1,257,012
Tenet Healthcare Corp.:
6.25%, 11/01/18 (e)		1,134	1,255,905
6.75%, 2/01/20		475	498,750
4.50%, 4/01/21 (a)(e)		523	513,848
4.38%, 10/01/21 (a)		855	829,350
Vanguard Health Holding Co II LLC:
8.00%, 2/01/18		361	383,111
7.75%, 2/01/19 (e)		1,580	1,690,600
Voyage Care Bondco Plc, 6.50%, 8/01/18	GBP	250	390,296

			18,596,511

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)(e)	USD	4,300	5,047,125

Hotels, Restaurants & Leisure — 4.1%
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20 (e)		1,010	962,025
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)(e)		370	389,425
Choice Hotels International, Inc., 5.75%, 7/01/22 (e)		240	266,400
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	355	468,554
Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	2,232	$3,455,733
6.88%, 2/15/21		2,070	3,090,116
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	290	384,466
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	70	75,600
5.88%, 3/15/21		294	292,530
MCE Finance Ltd., 5.00%, 2/15/21 (a)(e)		941	941,000
Regal Entertainment Group, 5.75%, 2/01/25		265	264,337
Sisal Holding Istituto di Pagamento SpA, 7.25%, 9/30/17	EUR	100	131,925
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)(e)	USD	576	578,880
Spirit Issuer Plc (b):
1.06%, 12/28/28	GBP	3,325	4,092,121
5.47%, 12/28/34		4,500	5,965,540
Station Casinos LLC, 7.50%, 3/01/21 (a)	USD	2,245	2,351,637
Travelport LLC, 11.88%, 9/01/16 (a)		78	73,747
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)(l)		375	—
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	1,686	2,510,472
Wynn Las Vegas LLC, 5.38%, 3/15/22 (e)	USD	888	934,620

			27,229,128

Household Durables — 1.7%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	630	839,477
Ashton Woods USA LLC, 6.88%, 2/15/21 (a)	USD	510	528,488
Beazer Homes USA, Inc., 6.63%, 4/15/18 (e)		910	986,212
Berkline/Benchcraft LLC, 4.50%, 11/03/13 (d)(l)		200	—
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(e)		925	989,750
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)(e)		2,130	2,358,975
KB Home, 7.25%, 6/15/18		880	990,000
Libbey Glass, Inc., 6.88%, 5/15/20 (e)		226	244,645
RPG Byty Sro, 6.75%, 5/01/20	EUR	220	275,937
Spie BondCo 3 SCA, 11.00%, 8/15/19		248	348,528
Standard Pacific Corp., 8.38%, 1/15/21 (e)	USD	2,400	2,880,000

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)	USD	597	$604,462

			11,046,474

Household Products — 0.2%
Ontex IV SA, 9.00%, 4/15/19	EUR	353	480,605
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	250	268,438
6.63%, 11/15/22		285	307,800

			1,056,843

Independent Power Producers & Energy Traders — 2.6%
The AES Corp., 7.75%, 10/15/15		972	1,078,920
Calpine Corp., 7.50%, 2/15/21 (a)(e)		238	258,230
Dynegy, Inc., 5.88%, 6/01/23 (a)		664	654,040
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (a)		1,015	1,075,900
10.00%, 12/01/20 (a)(e)		2,105	2,386,544
10.00%, 12/01/20 (e)		3,415	3,888,831
12.25%, 3/01/22 (a)(h)		3,408	3,880,860
GenOn REMA LLC (e):
Series B 9.24%, 7/02/17		308	338,484
Series C 9.68%, 7/02/26		1,001	1,091,090
Laredo Petroleum, Inc.:
9.50%, 2/15/19		630	713,475
7.38%, 5/01/22		515	566,500
NRG Energy, Inc., 7.63%, 1/15/18 (e)		1,001	1,128,627
QEP Resources, Inc., 5.38%, 10/01/22 (e)		476	487,900

			17,549,401

Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (a)		1,305	1,305,000

Insurance — 1.4%
Allied World Assurance Co. Holdings, Ltd., 7.50%, 8/01/16 (e)		3,000	3,536,664
American International Group, Inc., 3.00%, 3/20/15 (e)		3,120	3,231,634
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)(e)		304	329,460
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)(e)		750	892,072
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		595	612,850
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	610,756
TMF Group Holding B.V., 9.88%, 12/01/19		210	287,960

			9,501,396

Corporate Bonds		Par (000)	Value

Internet Software & Services — 0.1%
Cerved Technologies SpA:
6.38%, 1/15/20	EUR	100	$129,975
8.00%, 1/15/21		100	129,650
Equinix, Inc., 4.88%, 4/01/20	USD	139	141,432
VeriSign, Inc., 4.63%, 5/01/23 (a)		550	552,750

			953,807

IT Services — 1.5%
Ceridian Corp. (a)(e):
8.88%, 7/15/19		1,395	1,590,300
11.00%, 3/15/21		1,004	1,147,070
Epicor Software Corp., 8.63%, 5/01/19		1,260	1,370,250
First Data Corp.:
7.38%, 6/15/19 (a)(e)		1,775	1,872,625
6.75%, 11/01/20 (a)(e)		1,250	1,306,250
8.25%, 1/15/21 (a)		34	36,040
12.63%, 1/15/21		347	379,098
11.75%, 8/15/21 (a)		869	840,757
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)(e)		1,040	1,094,600
WEX, Inc., 4.75%, 2/01/23 (a)(e)		550	548,625

			10,185,615

Machinery — 0.3%
Navistar International Corp., 8.25%, 11/01/21		522	531,787
Terex Corp., 6.00%, 5/15/21 (e)		1,070	1,131,525
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (a)(e)		575	572,844

			2,236,156

Media — 5.0%
AMC Networks, Inc. (e):
7.75%, 7/15/21		865	979,612
4.75%, 12/15/22		269	268,328
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(e)		509	409,745
Checkout Holding Corp., 9.83%, 11/15/15 (a)(g)		1,056	834,240
Cinemark USA, Inc., 5.13%, 12/15/22 (e)		206	209,090
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (a)(c)		489	491,445
9.00%, 3/01/21		1,311	1,301,167
Clear Channel Worldwide Holdings, Inc. (e):
7.63%, 3/15/20		1,045	1,110,312
6.50%, 11/15/22 (a)		965	1,013,250
6.50%, 11/15/22 (a)		1,108	1,168,940
DIRECTV Holdings LLC, 3.13%, 2/15/16 (e)		3,000	3,146,346
DISH DBS Corp.:
7.00%, 10/01/13 (e)		1,267	1,287,019
7.13%, 2/01/16 (e)		200	219,000
4.25%, 4/01/18 (a)		1,330	1,296,750

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (concluded)
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (e)	USD	1,660	$1,801,100
5.50%, 8/01/23 (a)(c)		2,750	2,695,000
Intelsat Luxembourg SA (a):
6.75%, 6/01/18		910	948,675
7.75%, 6/01/21		745	783,181
Interactive Data Corp., 10.25%, 8/01/18 (e)		2,210	2,480,725
Lynx I Corp.:
5.38%, 4/15/21 (a)(e)		617	641,680
6.00%, 4/15/21	GBP	1,274	2,034,436
The McClatchy Co., 9.00%, 12/15/22 (a)	USD	330	356,400
MDC Partners, Inc., 6.75%, 4/01/20 (a)		355	362,988
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)(e)		1,301	1,405,080
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (a)		200	208,000
8.88%, 12/01/18	EUR	190	261,770
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(d)(f)(l)	USD	3,454	1,727
Sirius XM Radio, Inc. (a):
4.25%, 5/15/20		634	621,320
4.63%, 5/15/23		311	298,560
Sterling Entertainment Corp., 10.00%, 12/15/19		1,175	1,175,000
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		1,440	1,562,400
5.50%, 1/15/23 (a)(e)		720	734,400
Univision Communications, Inc., 6.75%, 9/15/22 (a)(e)		286	307,450
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (e)		1,000	1,052,500

			33,467,636

Metals & Mining — 2.2%
ArcelorMittal:
9.50%, 2/15/15 (e)		1,910	2,120,100
4.25%, 8/05/15 (e)		987	1,019,078
5.00%, 2/25/17		388	403,520
6.13%, 6/01/18 (e)		498	527,880
Commercial Metals Co., 4.88%, 5/15/23		908	864,870
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	495	656,244
FMG Resources August 2006 Property Ltd., 6.38%, 2/01/16 (a)(e)	USD	625	637,500
Glencore Funding LLC, 1.70%, 5/27/16 (a)(e)		2,450	2,442,432
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		695	778,400
Kaiser Aluminum Corp., 8.25%, 6/01/20 (e)		510	575,025
Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
New Gold, Inc., 7.00%, 4/15/20 (a)(e)	USD	175	$185,500
New World Resources NV, 7.88%, 5/01/18	EUR	494	513,661
Novelis, Inc., 8.75%, 12/15/20 (e)	USD	2,375	2,654,062
Perstorp Holding AB, 8.75%, 5/15/17 (a)		290	299,425
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		555	604,950
Walter Energy, Inc., 8.50%, 4/15/21 (a)		160	160,800

			14,443,447

Multiline Retail — 0.8%
Dollar General Corp. (e):
4.13%, 7/15/17		1,409	1,529,134
1.88%, 4/15/18		2,133	2,122,058
Dufry Finance SCA, 5.50%, 10/15/20 (a)(e)		1,336	1,406,140

			5,057,332

Oil, Gas & Consumable Fuels — 6.6%
Access Midstream Partners LP (e):
6.13%, 7/15/22		510	545,700
4.88%, 5/15/23		510	503,625
Alpha Natural Resources, Inc., 6.25%, 6/01/21		418	374,110
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		254	264,160
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (a)		95	99,275
BP Capital Markets Plc, 5.25%, 11/07/13 (e)		6,000	6,124,500
Chaparral Energy, Inc., 7.63%, 11/15/22		305	329,400
Chesapeake Energy Corp., 5.75%, 3/15/23		1,265	1,315,600
Concho Resources, Inc.:
6.50%, 1/15/22 (e)		221	238,680
5.50%, 10/01/22		89	91,893
CONSOL Energy, Inc., 8.25%, 4/01/20 (e)		1,890	2,088,450
Denbury Resources, Inc., 4.63%, 7/15/23 (e)		994	961,695
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (e)		630	680,400
Holly Energy Partners LP, 6.50%, 3/01/20 (e)		215	228,438
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18 (e)		3,215	3,805,612
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (a)(e)		1,285	1,418,574
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		865	973,125

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 (a)	USD	200	$207,750
Lightstream Resources Ltd. (FKA PetroBakken Energy Ltd.), 8.63%, 2/01/20 (a)		619	634,475
Linn Energy LLC:
6.25%, 11/01/19 (a)(e)		1,030	1,037,725
8.63%, 4/15/20		255	279,225
7.75%, 2/01/21 (e)		535	567,100
MarkWest Energy Partners LP:
6.25%, 6/15/22		239	258,120
5.50%, 2/15/23		460	480,700
Memorial Production Partners LP, 7.63%, 5/01/21 (a)		344	345,720
Newfield Exploration Co., 5.63%, 7/01/24		82	86,100
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	409,450
6.50%, 11/01/21		410	442,800
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)		656	677,320
ONEOK Partners LP, 2.00%, 10/01/17 (e)		355	357,405
Pacific Drilling SA, 5.38%, 6/01/20 (a)(c)		598	592,020
PBF Holding Co. LLC, 8.25%, 2/15/20 (e)		466	514,930
Petrobras Global Finance BV, 3.00%, 1/15/19 (e)		768	749,080
Plains Exploration & Production Co., 6.88%, 2/15/23		615	695,719
Range Resources Corp. (e):
6.75%, 8/01/20		815	882,237
5.75%, 6/01/21		1,281	1,354,657
5.00%, 8/15/22		537	545,055
Rosetta Resources, Inc., 5.63%, 5/01/21		379	379,948
Sabine Pass Liquefaction LLC (a):
5.63%, 2/01/21 (e)		2,874	2,884,777
5.63%, 4/15/23		754	754,000
Sabine Pass Liquified Natural Gas LP (e):
7.50%, 11/30/16		4,110	4,582,650
6.50%, 11/01/20 (a)		745	780,387
SandRidge Energy, Inc.:
8.75%, 1/15/20		94	101,050
7.50%, 2/15/23 (e)		1,096	1,128,880
SESI LLC, 6.38%, 5/01/19 (e)		755	815,400
SM Energy Co. (e):
6.50%, 11/15/21		605	660,962
6.50%, 1/01/23		285	313,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)(e)		176	183,480

			43,745,859

Corporate Bonds		Par (000)	Value

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)(e)	USD	810	$874,800
NewPage Corp., 11.38%, 12/31/14 (d)(l)		3,177	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)(e)		305	336,263
WEPA Hygieneprodukte GmbH, 6.50%, 5/15/20	EUR	100	135,941

			1,347,004

Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International (a)(e):
6.50%, 7/15/16	USD	590	610,650
6.88%, 12/01/18		1,210	1,291,675
6.38%, 10/15/20		613	643,650

			2,545,975

Professional Services — 0.1%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	202	263,862
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)	USD	540	610,200

			874,062

Real Estate Investment Trusts (REITs) — 0.6%
Cantor Commercial Real Estate Co. LP, 7.75%, 2/15/18 (a)(e)		634	656,190
Felcor Lodging LP:
6.75%, 6/01/19		1,170	1,248,975
5.63%, 3/01/23		291	296,093
iStar Financial, Inc., 4.88%, 7/01/18		449	445,632
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (e)		1,300	1,420,435

			4,067,325

Real Estate Management & Development — 1.3%
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	1,115	1,745,580
Realogy Corp. (a):
3.38%, 5/01/16	USD	756	750,330
7.88%, 2/15/19 (e)		1,765	1,937,087
7.63%, 1/15/20 (e)		1,015	1,149,487
9.00%, 1/15/20 (e)		435	505,688
Shea Homes LP, 8.63%, 5/15/19 (e)		2,110	2,394,850

			8,483,022

Road & Rail — 1.0%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)(e)		3,400	3,500,997
The Hertz Corp.:
7.50%, 10/15/18		540	587,250
6.75%, 4/15/19		405	439,931
5.88%, 10/15/20		435	458,925

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Road & Rail (concluded)
The Hertz Corp. (concluded):
7.38%, 1/15/21	USD	675	$745,875
6.25%, 10/15/22 (e)		605	657,181
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		199	209,448

			6,599,607

Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC (a):
3.75%, 6/01/18		950	935,750
5.75%, 2/15/21 (e)		560	588,000

			1,523,750

Software — 0.7%
IAC/InterActiveCorp, 4.75%, 12/15/22 (a)(e)		527	517,778
Infor US, Inc., 9.38%, 4/01/19 (e)		2,000	2,255,000
Nuance Communications, Inc., 5.38%, 8/15/20 (a)(e)		1,715	1,736,437

			4,509,215

Specialty Retail — 1.6%
Claire's Stores, Inc. (a):
9.00%, 3/15/19 (e)		1,034	1,163,250
7.75%, 6/01/20		219	221,738
Michaels Stores, Inc., 7.75%, 11/01/18		317	343,945
New Academy Finance Co., 8.00%, 6/15/18 (a)(i)		218	224,540
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		599	672,377
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)(e)		705	742,894
QVC, Inc. (a)(e):
7.50%, 10/01/19		410	451,437
7.38%, 10/15/20		1,260	1,392,277
Sally Holdings LLC (e):
6.88%, 11/15/19		920	1,020,050
5.75%, 6/01/22		425	447,312
Sonic Automotive, Inc., 5.00%, 5/15/23 (a)		133	132,003
The Western Union Co., 2.88%, 12/10/17 (e)		4,000	4,079,780

			10,891,603

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%, 5/01/22 (e)		380	421,325

Tobacco — 0.4%
Reynolds American, Inc., 7.63%, 6/01/16 (e)		2,500	2,958,270

Transportation Infrastructure — 0.8%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	535,972
Corporate Bonds		Par (000)	Value

Transportation Infrastructure (concluded)
Federal Express Corp. 2012 Pass Through Trust, 2.63%, 1/15/18 (a)(e)	USD	1,212	$1,223,971
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)(e)		3,372	3,494,350

			5,254,293

Wireless Telecommunication Services — 2.5%
Crown Castle International Corp., 5.25%, 1/15/23 (e)		725	734,062
Crown Castle Towers LLC, 4.52%, 1/15/35 (a)(e)		3,000	3,158,988
Digicel Group Ltd., 8.25%, 9/30/20 (a)(e)		1,215	1,293,975
Digicel Ltd., 6.00%, 4/15/21 (a)(c)(e)		2,453	2,440,735
Softbank Corp., 4.50%, 4/15/20 (a)(e)		1,745	1,770,672
Sprint Capital Corp., 6.88%, 11/15/28 (e)		1,410	1,410,000
Sprint Nextel Corp. (a)(e):
9.00%, 11/15/18		3,070	3,722,375
7.00%, 3/01/20		1,510	1,698,750
Wind Acquisition Finance SA, 6.50%, 4/30/20 (a)		311	319,553

			16,549,110

Total Corporate Bonds – 68.8%			457,900,743

Floating Rate Loan Interests (b)

Aerospace & Defense — 0.3%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,300	1,307,150
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		658	665,098

			1,972,248

Airlines — 0.4%
Delta Air Lines, Inc., Term Loan B, 5.00%, 4/20/17		684	691,567
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		300	278,076
Term Loan, 2.30%, 3/10/17		301	278,899
Term Loan, 1.68%, 9/10/18		251	221,794
Term Loan, 1.68%, 9/10/18		255	225,540
Term Loan, 1.68%, 9/10/18		253	223,918
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19		840	839,160

			2,758,954

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Auto Components — 2.2%
Affinia Group Intermediate Holdings Inc., Term Loan B2, 4.75%, 4/15/20	USD	910	$912,275
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		964	950,016
Second Lien Term Loan, 10.50%, 1/29/18		1,500	1,481,250
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14		3,840	3,757,405
Term Loan C, 2.13% - 2.14%, 12/28/15		3,094	3,023,127
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19		2,985	3,000,761
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		140	141,691
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18		1,279	1,291,361

			14,557,886

Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 3/01/11 (f)(l)		1,000	100

Biotechnology — 0.1%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		533	536,778

Building Products — 0.3%
CPG International, Inc., Term Loan, 5.75%, 9/18/19		1,368	1,377,250
United Subcontractors, Inc., Term Loan, 2.00% - 4.29%, 6/30/15		166	157,797
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		818	818,155

			2,353,202

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,462	1,480,275
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		880	885,930
Knight Capital Group, Inc., Term Loan B, 5.25%, 11/10/17		785	777,150
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		1,079	1,082,116
Second Lien Term Loan, 6.50%, 2/28/19		685	686,712

			4,912,183

Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals — 1.3%
AI Chem & Cy S.C.A.:
Term Loan B1, 4.50%, 10/03/19	USD	323	$324,832
Term Loan B2, 4.50%, 10/03/19		167	168,749
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		673	676,972
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		497	502,054
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		779	782,044
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		101	101,726
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		904	902,924
MacDermid, Inc., Tranche C Term Loan, 2.31%, 4/11/14	EUR	411	532,525
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,274	1,269,223
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		1,083	1,092,219
US Coatings Acquisition, Inc.:
Term Loan, 4.75%, 2/03/20		2,110	2,125,044
Term Loan B, 5.25%, 2/03/20	EUR	0.00	0.00

			8,478,312

Commercial Banks — 0.3%
Everest Acquisition LLC, Term Loan B3, 3.50%, 5/24/18	USD	1,690	1,698,027

Commercial Services & Supplies — 1.8%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19		1,486	1,495,149
Altegrity, Inc.:
Term Loan, 5.00%, 2/21/15		815	807,363
Tranche D Term Loan, 7.75%, 2/20/15		871	878,824
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,299	1,312,418
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		967	974,070
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		370	374,163
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		1,440	1,459,402
Learning Care Group (US) No. 2 Inc, Term Loan B, 6.00%, 5/08/19		390	390,733
Livingston International Inc., First Lien Term Loan, 5.00%, 4/16/19		780	781,466
Livingston International, Inc., Second Lien Term Loan, 9.00%, 4/16/20		360	365,400
Protection One, Inc., Term Loan, 4.25%, 3/21/19		822	827,865

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Services & Supplies (concluded)
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19	USD	1,255	$1,261,275
West Corp., Term Loan B8, 4.25%, 6/29/18		995	1,002,254

			11,930,382

Communications Equipment — 1.9%
Alcatel-Lucent USA, Inc.:
Term Loan B, 6.25%, 8/01/16		590	595,983
Term Loan C, 7.25%, 1/30/19		3,641	3,676,519
Term Loan D, 7.50%, 1/30/19	EUR	1,232	1,619,191
Avaya, Inc.:
Extended Term Loan B3, 4.77%, 10/26/17	USD	1,093	980,445
Term Loan B5, 8.00%, 3/30/18		358	341,496
CommScope, Inc., Term Loan, 3.75%, 1/12/18		1,225	1,236,098
Telesat Canada, Term Loan A, 4.83%, 3/24/17	CAD	1,812	1,739,091
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19	USD	2,803	2,802,762

			12,991,585

Construction & Engineering — 0.3%
Centaur LLC:
First Lien Term Loan, 5.25%, 2/15/19		1,445	1,457,644
Second Lien Term Loan, 8.75%, 2/15/20		710	719,322

			2,176,966

Construction Materials — 0.3%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		2,102	2,117,840

Consumer Finance — 0.2%
Moneygram International, Inc, Term Loan B, 4.25%, 3/20/20		635	636,587
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		502	503,448

			1,140,035

Containers & Packaging — 0.3%
Pact Group Pty Ltd., Term Loan B, 3.75%, 5/08/20		1,250	1,262,500
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		516	521,775

			1,784,275

Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,105	2,110,894
Crossmark Holdings, Inc., Term Loan, 4.50%, 12/20/19		384	384,038
Floating Rate Loan Interests (b)		Par (000)	Value

Distributors — (concluded)
VWR Funding, Inc., Extended Term Loan, 4.19%, 4/03/17	USD	459	$462,672

			2,957,604

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% - 5.25%, 1/30/20		783	788,323
Dundee Holdco 4 Limited, Term Loan, 5.50%, 3/28/20		555	558,469
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		148	139,321
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		1,730	1,735,453
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		1,292	1,291,517
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		1,200	1,199,328

			5,712,411

Diversified Financial Services — 1.0%
ION Trading Technologies Ltd Inc:
First Lien Term Loan, 4.50%, 5/22/20		560	563,965
Second Lien Term Loan, 8.25%, 5/21/21		310	312,325
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/28/18		1,525	1,536,953
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		630	634,410
Telesat LLC, Term Loan B, 3.50%, 3/28/19		1,697	1,705,853
WMG Acquisition Corp.:
Delayed Draw Term Loan 1, 4.25%, 7/06/20		619	615,476
Delayed Draw Term Loan 2, 3.75%, 7/06/20		96	95,356
Term Loan, 3.75%, 5/18/20		1,025	1,030,125

			6,494,463

Diversified Telecommunication Services — 1.9%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18		2,249	2,268,482
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		1,738	1,748,099
Integra Telecom Inc.:
Second Lien Term Loan, 9.75%, 2/21/20		590	605,907
Term Loan, 6.00%, 2/22/19		1,175	1,186,750
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		761	767,835

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
2019 Term Loan B, 5.25%, 8/01/19	USD	0.00	$0.00
Term Loan, 4.75%, 8/01/19		4,830	4,864,728
Syniverse Holdings, Inc., Delayed Draw Term Loan, 4.00%, 4/23/19		525	526,806
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		493	492,449

			12,461,056

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.50%, 4/29/20		850	846,813

Energy Equipment & Services — 0.7%
API Heat Transfer, Inc., Term Loan, 5.25%, 4/30/19		685	685,000
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		1,370	1,373,137
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		1,317	1,323,528
Tervita Corp., Term Loan, 6.25%, 5/15/18		927	937,179
Unifrax Corp., Term Loan, 4.25%, 11/28/18	USD	554	556,729

			4,875,573

Food & Staples Retailing — 1.0%
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 4/30/18		1,890	1,914,816
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19		607	600,880
Rite Aid Corp.:
Second Lien Term Loan, 5.75%, 8/21/20		240	247,450
Term Loan 6, 4.00%, 2/21/20		260	261,354
Sprouts Farmers Markets Holdings, LLC, Term Loan, 4.50%, 4/23/20		630	630,000
Supervalu Inc, Term Loan B, 5.00%, 3/21/19		919	916,007
US Foods, Inc., Term Loan, 4.50%, 3/29/19		2,000	1,992,500

			6,563,007

Food Products — 0.7%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		783	787,689
Del Monte Foods Co., Term Loan, 4.00%, 3/08/18		586	588,166
Dole Food Co., Inc., Term Loan, 3.75%, 4/01/20		1,125	1,127,610
Floating Rate Loan Interests (b)		Par (000)	Value

Food Products (concluded)
Performance Food Group Co., Second Lien Term Loan, 6.25%, 11/29/19	USD	1,050	$1,050,263
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		1,200	1,200,000

			4,753,728

Health Care Equipment & Supplies — 1.6%
Arysta LifeScience Corp.:
First Lien Term Loan, 4.50%, 5/25/20		1,485	1,491,504
Second Lien Term Loan, 8.25%, 11/30/20		530	535,464
Bausch & Lomb, Inc., Term Loan B, 4.00%, 5/17/19		2,040	2,042,912
BSN Medical Acquisition Holding GmbH, Term Loan B1A, 5.00%, 8/28/19		700	706,125
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		990	991,880
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		1,828	1,851,197
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		1,634	1,643,813
Immucor, Inc., Term Loan B2, 5.00%, 8/17/18		641	645,435
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		854	870,621

			10,778,951

Health Care Providers & Services — 1.5%
American Renal Holdings, Inc.:
First Lien Term Loan, 4.50%, 9/22/19		855	856,607
Second Lien Term Loan, 8.50%, 2/14/20		890	895,189
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		479	483,985
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19		839	847,317
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		1,220	1,233,871
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,955	1,971,618
Emergency Medical Services Corp., Term Loan, 4.00%, 5/25/18		278	279,392
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		1,083	1,114,993
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		360	355,409
Incremental Term Loan B3, 7.75%, 5/15/18		232	229,757

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 6/29/18	USD	600	$601,878
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		854	863,152

			9,733,168

Health Care Technology — 0.3%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		640	643,678
Kinetic Concepts, Inc., Term Loan C1, 5.50%, 5/04/18		612	619,529
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		346	347,567
Merge Healthcare Inc, Term Loan B, 6.00%, 4/23/19		420	422,100

			2,032,874

Hotels, Restaurants & Leisure — 4.7%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/30/19		1,669	1,686,637
Caesars Entertainment Operating Co., Inc., Extended Term Loan B6, 5.44%, 1/26/18		230	205,328
Golden Living, Term Loan, 5.00%, 5/04/18		1,062	1,021,933
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		7,761	7,081,730
Hilton Hotels Corp.:
Mezzanine Class F, 4.45%, 11/12/15		1,275	1,262,200
Mezzanine Class G, 4.70%, 11/12/15		9,212	9,120,186
Kasima LLC, Term Loan B, 3.25%, 5/14/21		1,010	1,011,899
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,248	1,250,909
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		605	604,564
Sabre, Inc., Term Loan B, 5.25%, 2/19/19		569	575,279
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20		3,285	3,315,386
Travelport LLC:
Second Lien PIK Term Loan 2, 8.38%, 12/01/16		1,012	1,003,842
Second Lien Term Loan 1, 9.50%, 1/29/16		578	602,024
Twin River Worldwide Holdings, Inc., Term Loan B, 5.25%, 9/27/18		1,430	1,446,088
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		845	849,645

			31,037,650

Floating Rate Loan Interests (b)		Par (000)	Value

Household Products — 0.4%
Anchor Hocking LLC, Term Loan, 7.50%, 5/06/20	USD	240	$242,400
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		674	679,158
Spectrum Brands, Inc., Term Loan, 4.50% - 5.50%, 12/17/19		1,172	1,185,042
Waddington North America Inc.:
First Lien Term Loan, 4.75%, 5/15/20		385	385,962
Second Lien Term Loan, 8.50%, 11/16/20		475	477,375

			2,969,937

Independent Power Producers & Energy Traders — 0.7%
The AES Corp., Term Loan B, 3.75%, 6/01/18		383	386,691
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		1,062	1,070,315
La Frontera Generation, LLC, Term Loan, 4.50%, 9/30/20		1,955	1,969,663
Star West Generation LLC, Term Loan B, 5.00%, 3/13/20		1,030	1,032,575

			4,459,244

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,848	1,865,822

Insurance — 1.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,072	1,077,674
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		1,541	1,547,472
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		941	945,795
Term Loan B2, 3.75%, 9/20/18		1,352	1,359,170
Cooper Gay Swett & Crawford Ltd.: First Lien Term Loan, 5.00%, 4/06/20		1,060	1,071,925
Second Lien Term Loan, 8.25%, 10/05/20		500	508,750
Cunningham Lindsey US, Inc., First Lien Term Loan, 5.00%, 12/10/19		928	935,792

			7,446,578

Internet Software & Services — 0.1%
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		930	942,479

IT Services — 1.4%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		309	310,771

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

IT Services (concluded)
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17	USD	1,084	$1,091,413
First Data Corp.:
Extended 2018 Term Loan B, 4.20%, 3/23/18		2,344	2,333,466
Term Loan, 4.20%, 3/24/17		0.00	0.00
Term Loan, 4.20%, 9/24/18		1,805	1,795,722
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		754	685,985
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		389	393,888
Term Loan E, 4.00%, 3/08/20		435	439,624
TransUnion LLC, Term Loan, 4.25%, 2/10/19		2,591	2,608,782

			9,659,651

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		468	473,496

Machinery — 1.3%
Alliance Laundry Systems LLC, Term Loan, 4.50%, 12/07/18		298	300,534
Dematic S.A., Term Loan, 5.25%, 12/27/19		1,441	1,452,198
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/30/20		1,425	1,424,401
Intelligrated, Inc., First Lien Term Loan, 4.50% - 5.50%, 7/30/18		1,095	1,101,341
Navistar International Corp., Term Loan B, 5.75%, 8/07/17		525	534,835
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		1,234	1,247,827
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,312	1,311,988
Terex Corp., Term Loan B, 5.00%, 4/28/17	EUR	176	230,417
Wabash National Corp., Term Loan B, 4.50% - 7.00%, 5/02/19	USD	1,177	1,183,230

			8,786,771

Media — 6.3%
AMC Entertainment, Inc., Term Loan, 3.50%, 4/30/20		800	801,624
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		617	622,303
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 7.50%, 7/03/14		2,010	1,578,981
Charter Communications Operating LLC, Term Loan D, 3.00%, 4/10/20		1,835	1,823,862
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		781	725,190
Term Loan C, 3.84%, 1/29/16		211	194,679
Term Loan D, 6.94%, 1/22/19		3,593	3,352,701
Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
Cumulus Media, Inc., First Lien Term Loan, 4.50%, 9/17/18	USD	1,417	$1,429,293
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		766	770,701
Fender Musical Instrument Corp., Term Loan B, 5.75%, 4/03/19		275	274,428
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		1,168	1,182,754
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		1,515	1,523,027
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 5.25%, 6/01/18		2,158	2,158,200
Hubbard Broadcasting, Term Loan B, 4.50%, 4/28/17		726	729,456
Intelsat Jackson Holdings Ltd., Term Loan, 5.25%, 2/03/14		3,318	3,315,058
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		4,159	4,183,224
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		2,126	2,131,294
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/01/19		685	684,315
Lavena Holding 4 GmbH:
Term Loan B, 2.62%, 3/06/15	EUR	304	390,662
Term Loan C, 3.00%, 3/04/16		304	392,636
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG), Second Lien Term Loan, 4.12%, 9/02/16		904	1,156,217
NEP Supershooters LP:
Second Lien Term Loan, 9.50%, 8/18/20	USD	340	350,768
Term Loan, 4.75%, 1/18/20		1,676	1,693,614
Rentpath, Inc., Term Loan B, 6.25%, 5/02/20		1,000	983,750
Salem Communications Corp., Term Loan B, 4.50%, 3/16/20		1,035	1,047,265
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		2,454	2,447,441
UPC Financing Partnership, Term Loan AG, 3.87%, 3/26/21	EUR	442	575,433
Virgin Media Investment Holdings:
Term Loan B, 4.50%, 2/15/20	GBP	2,340	3,583,730
Term Loan B, 3.50%, 2/17/20	USD	410	409,209
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		525	527,637
WideOpenWest Finance LLC, Term Loan B, 4.75%, 3/26/19		739	744,500

			41,783,952

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Metals & Mining — 1.8%
Ameriforge Group, Inc.:
First Lien Term Loan, 6.00%, 12/19/19	USD	948	$958,684
Second Lien Term Loan, 8.75%, 12/18/20		470	479,400
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		1,355	1,377,019
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		2,999	3,012,948
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19		350	352,013
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,881	3,934,016
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		258	259,284
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,603	1,654,904

			12,028,268

Multiline Retail — 1.0%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/19		794	804,532
Apex Tool Group LLC, Term Loan B, 4.50%, 2/01/20		700	704,487
BJ's Wholesale Club, Inc.:
Replacement Term Loan, 4.25%, 9/26/19		592	593,692
Second Lien Term Loan, 9.75%, 3/26/20		545	558,353
HEMA Holding BV:
Second Lien Term Loan, 5.12%, 1/05/17	EUR	2,600	3,156,312
Term Loan B, 2.12%, 7/06/15		334	425,163
Term Loan C, 2.87%, 7/05/16		334	427,331

			6,669,870

Oil, Gas & Consumable Fuels — 2.7%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	2,595	2,658,396
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		1,226	1,240,674
GIM Channelview Cogeneration, LLC, Term Loan B, 4.25%, 5/04/20		830	832,075
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,828	1,837,201
Pacific Drilling S.A., Term Loan B, 4.50%, 5/30/18		1,005	1,009,080
Panda Temple Power LCC, Term Loan B, 7.25%, 4/03/19		900	919,125
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		1,490	1,516,075
Power Team Services, LLC:
Delayed Draw Term Loan, 0.50%, 5/06/20		44	44,472
Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Power Team Services, LLC (concluded):
First Lien Term Loan, 4.25%, 5/06/20	USD	356	$355,780
Second Lien Term Loan, 8.25%, 11/06/20		275	273,625
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		1,115	1,120,575
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		740	743,885
Teine Energy Ltd., Second Lien Term Loan, 7.50%, 5/09/19		695	696,738
Tesoro Corp., Term Loan B, 2.25%, 1/29/16		1,375	1,388,750
Total Safety US, Inc.:
First Lien Term Loan, 5.75%, 2/21/20		1,040	1,046,500
Second Lien Term Loan, 9.25%, 8/21/20		404	410,047
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		982	991,098
Term Loan B, 5.75%, 3/22/19		735	743,577

			17,827,673

Paper & Forest Products — 0.1%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18		825	841,500

Pharmaceuticals — 1.1%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,466	1,470,531
Par Pharmaceutical Co., Inc., Term Loan B, 4.25%, 9/30/19		1,670	1,671,791
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		1,715	1,725,790
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		457	458,278
Valeant Pharmaceuticals International, Inc., Term Loan C1, 3.50%, 12/11/19		559	561,656
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/18		290	291,473
Term Loan B1, 4.25%, 3/15/18		666	669,580
Term Loan B2, 4.25%, 3/15/18		236	237,265

			7,086,364

Professional Services — 0.7%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		1,383	1,392,275
Emdeon, Inc., Term Loan B2, 3.75%, 11/02/18		615	618,600

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Professional Services (concluded)
ON Assignment, Inc, Term Loan B, 3.50%, 4/30/20	USD	455	$457,412
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,070	1,061,975
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		1,181	1,183,047

			4,713,309

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		3,300	3,332,075

Real Estate Management & Development — 0.5%
Realogy Corp.:
Extended Letter of Credit, 0.04%, 10/10/16		102	103,351
Extended Term Loan, 4.50%, 3/05/20		2,970	2,996,611

			3,099,962

Road & Rail — 0.1%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		629	634,217

Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor, Inc., Term Loan B4, 5.00%, 3/02/20		1,575	1,582,024
NXP BV, Term Loan C, 4.75%, 1/11/20		978	997,101

			2,579,125

Software — 1.3%
CompuCom Systems, Inc., Term Loan B, 4.25%, 5/08/20		320	321,200
Evertec, Inc., Term Loan B, 3.50%, 4/15/20		465	463,721
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20		700	710,500
Term Loan B, 5.25%, 11/01/19		559	562,200
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		1,357	1,369,552
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		1,170	1,222,650
RP Crown Parent LLC, First Lien Term Loan, 6.75%, 12/21/18		918	930,034
Sophia LP, Term Loan B, 4.50%, 7/19/18		889	895,257
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		1,178	1,184,302
Term Loan B-2, 5.00%, 6/07/19		122	122,514
Floating Rate Loan Interests (b)		Par (000)	Value

Software (concluded)
StoneRiver Holdings, Inc.:
First Lien Term Loan, 4.75%, 11/20/19	USD	825	$825,347
Second Lien Term Loan, 8.75%, 11/20/20		405	405,000

			9,012,277

Specialty Retail — 1.9%
Academy Ltd., Term Loan, 4.75%, 8/03/18		1,778	1,792,801
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		823	826,634
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		200	200,862
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		953	958,166
Equinox Holdings, Inc, Repriced Term Loan B, 4.25%, 1/31/20		1,140	1,147,125
Harbor Freight Tools USA, Inc., Term Loan B, 6.50%, 11/14/17		526	533,037
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		605	607,565
Party City Holdings, Inc., Term Loan B, 4.25%, 7/29/19		1,796	1,795,949
PETCO Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		904	912,397
Reddy Ice Corp.:
First Lien Term Loan, 6.75%, 3/28/19		1,490	1,495,588
Secod Lien Term Loan, 10.75%, 11/01/19		1,380	1,380,000
SRAM LLC, Term Loan B, 4.00% - 5.25%, 6/07/18		436	436,237
Toys ‘R’ Us Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		245	242,888
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		540	540,560

			12,869,809

Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,262	1,268,561
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		708	714,447

			1,983,008

Thrifts & Mortgage Finance — 0.3%
Insight Global, Inc., First Lien Term Loan, 6.00%, 10/31/19		868	874,334
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		815	824,511

			1,698,845

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Trading Companies & Distributors — 0.1%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19	USD	768	$772,545

Wireless Telecommunication Services — 1.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		1,157	1,162,886
Light Tower Fiber LLC, First Lien Term Loan, 4.50%, 4/13/20		1,550	1,562,601
Vodafone Americas Finance 2, Inc., PIK Term Loan, 6.88%, 8/11/15 (i)		8,583	8,690,629

			11,416,116

Total Floating Rate Loan Interests – 51.5%			343,152,519

Foreign Agency Obligations — 0.5% -

Slovenia Government Bond, Series RS65, 4.38%, 4/02/14	EUR	2,550	3,339,451

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.51%, 3/25/37 (b)	USD	684	677,711
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		6,273	5,516,252
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6 5.50%, 9/25/35		1,937	1,956,057
Series 2006-17, Class A2 6.00%, 12/25/36		3,779	3,513,471
Series 2007-HY5, Class 3A1 5.46%, 9/25/37 (b)		2,560	2,312,066
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.89%, 10/25/35 (b)		2,174	1,944,651
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, 0.48%, 2/26/37 (a)(b)		1,258	1,244,321

			17,164,529

Commercial Mortgage-Backed Securities — 8.2%
Banc of America Commercial Mortgage, Inc. (b):
Series 2007-3, Class A2 5.86%, 6/10/49		210	210,558
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. (b) (concluded):
Series 2007-4, Class A4 5.93%, 2/10/51	USD	2,150	$2,461,554
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		279	281,181
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class B 3.74%, 1/10/46		1,110	1,117,328
Series 2013-LC6, Class D 4.43%, 1/10/46 (a)(b)		1,330	1,223,008
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class AM 5.34%, 12/15/39		1,850	2,029,992
Series 2007-C2, Class A2 5.45%, 1/15/49 (b)		81	81,535
Series 2007-C4, Class A3 5.95%, 9/15/39 (b)		2,815	2,917,618
Series 2007-C5, Class AAB 5.62%, 9/15/40 (b)		1,753	1,850,763
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class G, 7.50%, 11/18/29 (a)(b)		1,185	1,239,360
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM 6.06%, 7/10/38 (b)		1,610	1,787,797
Series 2007-GG9, Class A4 5.44%, 3/10/39		2,110	2,375,404
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM, 5.62%, 4/10/38 (b)		3,680	4,008,293
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)		1,995	1,979,974
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A4 5.44%, 6/12/47		2,110	2,372,864
Series 2007-CB19, Class A4 5.90%, 2/12/49 (b)		2,140	2,435,318
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2, 5.12%, 7/15/41		2,315	2,408,274
LB-UBS Commercial Mortgage Trust (b):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,642,265
Series 2007-C6, Class A4 5.86%, 7/15/40		4,745	5,337,200

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	18

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.05%, 6/11/49 (b)	USD	1,348	$1,370,950
Talisman Finance Plc, Series 6, Class A, 0.39%, 10/22/16 (b)	EUR	2,055	2,470,814
Titan Europe Plc, Series 2007-1X, Class A, 0.75%, 1/20/17 (b)	GBP	2,548	3,310,342
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)	USD	2,030	2,294,273
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B 4.31%, 8/15/45		1,085	1,148,642
Series 2012-C8, Class C 5.04%, 8/15/45 (b)		1,395	1,505,817
Series 2013-C11, Class D 4.32%, 3/15/45 (a)(b)		1,400	1,279,905
Windermere CMBS Plc, Series XI-X, Class A, 0.76%, 4/24/17	GBP	1,807	2,683,974

			54,825,003

Interest Only Commercial Mortgage-Backed Securities — 0.7%
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.87%, 3/15/45 (a)(b)	USD	15,406	2,149,993
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.43%, 11/15/45 (a)(b)		16,960	2,349,174

			4,499,167

Total Non-Agency Mortgage-Backed Securities – 11.5%			76,488,699

Other Interests (m)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow (l)		1,000	10,000

Construction Materials — 0.0%
USI Senior Holdings (d)		6,454	—

Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests		1	828,747

Household Durables — 0.0%
Berkline Benchcraft Equity LLC (d)		3	—

Total Other Interests – 0.1%			838,747

Preferred Securities			Par (000)	Value

Capital Trusts

Commercial Banks — 0.2%
Wachovia Capital Trust III, 5.57% (b)(e)(j)	USD	1,503		$1,627,031

Insurance — 0.8%
AXA SA, 6.46% (a)(b)(e)(j)		1,625		1,653,438
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)(e)		1,850		1,739,000
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)(e)		1,575		1,645,875
				5,038,313

Total Capital Trusts – 1.0%				6,665,344

Preferred Stocks			Shares

Auto Components — 0.2%
Dana Holding Corp., 4.00% (a)(f)		9,210		1,467,268

Trust Preferreds

Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		147,900		3,922,077

Total Preferred Securities – 1.8%				12,054,689

			Par (000)
Municipal Bonds — 0.2%

State of California, GO, Various Purpose 3, Mandatory Put Bonds, 5.10%, 8/01/14		USD	1,350	1,380,807

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
		Par (000)	Value
US Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Mortgage-Backed Securities, Series 3986, Class M, 4.50%, 9/15/41 (e)	USD	2,893	$3,204,097

Interest Only Collateralized Mortgage Obligations — 1.5%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40		10,028	1,399,181
Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)		21,037	3,195,879
Freddie Mac Mortgage-Backed Securities (b):
Series K021, Class X1, 1.65%, 6/25/22		11,111	1,196,511
Series K707, Class X1, 1.69%, 12/25/18		43,173	3,234,729
Series K710, Class X1, 1.91%, 5/25/19		13,397	1,218,096
			10,244,396

Mortgage-Backed Securities — 5.1%
Fannie Mae Mortgage-Backed Securities (e):
5.00%, 7/01/20 - 8/01/23		9,084	9,725,817
3.50%, 8/01/26		9,985	10,658,954
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25 (e)		12,374	13,287,450
			33,672,221

Total US Government Sponsored Agency Securities – 7.1%			47,120,714

		Shares
Warrants (n)

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		435	—
		Shares	Value
Warrants (n)

Software (concluded)
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,100	—
__________________________________________________
			—

Total Warrants – 0.0%			—

Total Long-Term Investments (Cost – $987,312,358) – 150.7%			$ 1,003,001,032

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (o)(p)		6,889,336	6,889,336

Total Short-Term Securities (Cost – $6,889,336) – 1.0%			6,889,336

Options Purchased			Contracts

(Cost – $44,978) – 0.0%			—

Total Investments (Cost — $994,246,672*) – 151.7%			1,009,890,368
Liabilities in Excess of Other Assets – (51.7)%			(343,972,776)
__________________________________________________
Net Assets – 100.0%			$665,917,592

*		As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$993,007,519

Gross unrealized appreciation			$35,792,038
Gross unrealized depreciation			(18,909,189)
__________________________________________________
Net unrealized appreciation			$16,882,849

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	20

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$486,900	—
Cantor Fitzgerald, L.P.	$2,440,735	$(15,565)
Citigroup, Inc.	$491,445	$45,361
Credit Suisse Group AG	$2,695,000	$(55,000)
Goldman Sachs Group, Inc.	$592,020	$(5,980)
Jefferies & Co.	$234,600	$(5,400)

(d)	Non-income producing security.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Convertible security.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	All or a portion of security has been pledged in connection with open financial futures contracts.
(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(l)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(o)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,323,267	4,566,069	6,889,336	$5,804

(p)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
USD	US Dollar

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows:

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Credit Suisse Securities (USA) LLC	0.65%	8/29/12	Open	$315,000	$316,570
	Barclays Capital, Inc.	0.60%	9/10/12	Open	419,012	420,849
	Barclays Capital, Inc.	0.60%	9/12/12	Open	435,395	437,296
	Credit Suisse Securities (USA) LLC	0.65%	9/13/12	Open	776,950	780,611
	Barclays Capital, Inc.	0.60%	9/19/12	Open	2,151,988	2,161,134
	Barclays Capital, Inc.	0.60%	9/19/12	Open	1,730,250	1,737,604
	Barclays Capital, Inc.	0.60%	9/19/12	Open	921,552	925,438
	Credit Suisse Securities (USA) LLC	0.65%	9/19/12	Open	821,406	825,158
	UBS Securities LLC	0.65%	9/26/12	Open	698,827	701,956
	UBS Securities LLC	0.34%	9/28/12	Open	3,074,638	3,081,781
	UBS Securities LLC	0.65%	10/04/12	Open	1,637,685	1,644,752
	Barclays Capital, Inc.	0.65%	10/10/12	Open	1,128,000	1,132,745
	UBS Securities LLC	0.65%	10/15/12	Open	513,300	515,413
	Credit Suisse Securities (USA) LLC	0.65%	10/26/12	Open	1,147,006	1,151,521
	UBS Securities LLC	(0.50%)	10/26/12	Open	885,587	882,906
	UBS Securities LLC	0.65%	10/26/12	Open	880,412	883,877
	UBS Securities LLC	0.65%	10/26/12	Open	1,653,388	1,659,896
	Credit Suisse Securities (USA) LLC	0.70%	10/30/12	Open	1,168,738	1,173,579
	Credit Suisse Securities (USA) LLC	0.65%	11/01/12	Open	4,156,238	4,172,147
	Barclays Capital, Inc.	0.50%	11/06/12	Open	244,531	245,234
	Barclays Capital, Inc.	0.60%	11/16/12	Open	688,185	690,445
	Credit Suisse Securities (USA) LLC	0.65%	11/19/12	Open	242,332	243,181
	Credit Suisse Securities (USA) LLC	0.65%	11/19/12	Open	1,255,894	1,260,293
	Credit Suisse Securities (USA) LLC	0.65%	11/19/12	Open	1,215,000	1,219,256
	Credit Suisse Securities (USA) LLC	0.65%	11/19/12	Open	204,500	205,213
	UBS Securities LLC	0.65%	12/06/12	Open	585,612	587,484
	Barclays Capital, Inc.	0.65%	1/15/13	Open	594,529	596,000
	Deutsche Bank Securities, Inc.	(1.00%)	1/15/13	Open	581,000	578,805
	Deutsche Bank Securities, Inc.	(0.63%)	1/15/13	Open	1,645,000	1,641,116
	Deutsche Bank Securities, Inc.	(0.50%)	1/15/13	Open	851,000	849,393
	Deutsche Bank Securities, Inc.	0.50%	1/15/13	Open	1,416,000	1,418,675
	Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	632,000	633,313
	Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	2,496,000	2,501,186
	Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	1,544,000	1,547,208
	Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	976,000	978,028

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	22

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	$289,000	$289,600
	Deutsche Bank Securities, Inc.	0.57%	1/15/13	Open	303,000	303,652
	Deutsche Bank Securities, Inc.	0.57%	1/15/13	Open	1,258,000	1,260,709
	Deutsche Bank Securities, Inc.	0.57%	1/15/13	Open	679,000	680,462
	Deutsche Bank Securities, Inc.	0.57%	1/15/13	Open	4,654,000	4,664,022
	Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	167,000	167,366
	Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	587,000	588,286
	Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	1,030,000	1,032,257
	Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	1,264,000	1,266,770
	Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	1,994,000	1,998,369
	Deutsche Bank Securities, Inc.	0.60%	1/15/13	Open	1,895,000	1,899,295
	Deutsche Bank Securities, Inc.	0.60%	1/15/13	Open	865,000	866,961
	Deutsche Bank Securities, Inc.	0.60%	1/15/13	Open	825,000	826,870
	Deutsche Bank Securities, Inc.	0.65%	1/15/13	Open	790,000	791,940
	Deutsche Bank Securities, Inc.	0.65%	1/15/13	Open	445,000	446,093
	Deutsche Bank Securities, Inc.	0.70%	1/15/13	Open	788,000	790,084
	Deutsche Bank Securities, Inc.	0.57%	1/17/13	Open	354,614	355,372
	Deutsche Bank Securities, Inc.	0.65%	1/17/13	Open	900,900	903,096
	Deutsche Bank Securities, Inc.	(0.10%)	1/18/13	Open	1,123,744	1,123,326
	Deutsche Bank Securities, Inc.	0.58%	1/30/13	Open	476,935	477,872
	Deutsche Bank Securities, Inc.	0.58%	1/30/13	Open	915,000	916,798
	Deutsche Bank Securities, Inc.	0.58%	1/30/13	Open	837,630	839,276
	Deutsche Bank Securities, Inc.	0.65%	1/30/13	Open	1,122,900	1,125,373
	UBS Securities LLC	0.50%	1/30/13	Open	971,100	972,745
	UBS Securities LLC	0.50%	1/30/13	Open	1,862,820	1,865,976
	UBS Securities LLC	0.60%	1/30/13	Open	1,981,206	1,985,234
	Deutsche Bank Securities, Inc.	0.58%	1/31/13	Open	1,368,750	1,371,396
	Deutsche Bank Securities, Inc.	0.58%	1/31/13	Open	947,520	949,352
	UBS Securities LLC	0.65%	1/31/13	Open	547,200	548,395

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Barclays Capital, Inc.	0.35%	2/07/13	Open	$1,178,534	$1,179,829
	Barclays Capital, Inc.	0.35%	2/07/13	Open	3,115,905	3,119,328
	Barclays Capital, Inc.	0.55%	2/07/13	Open	1,938,969	1,942,316
	Barclays Capital, Inc.	0.60%	2/07/13	Open	335,729	336,361
	Barclays Capital, Inc.	0.60%	2/07/13	Open	1,533,783	1,536,672
	Barclays Capital, Inc.	0.60%	2/07/13	Open	229,755	230,188
	Barclays Capital, Inc.	0.60%	2/07/13	Open	592,144	593,259
	Barclays Capital, Inc.	0.60%	2/07/13	Open	918,045	919,774
	Barclays Capital, Inc.	0.60%	2/07/13	Open	292,304	292,855
	Barclays Capital, Inc.	0.60%	2/07/13	Open	1,000,721	1,002,606
	Barclays Capital, Inc.	0.60%	2/07/13	Open	633,994	635,188
	Barclays Capital, Inc.	0.60%	2/07/13	Open	2,862,000	2,867,390
	Barclays Capital, Inc.	0.60%	2/07/13	Open	1,673,438	1,676,590
	Barclays Capital, Inc.	0.60%	2/07/13	Open	1,877,899	1,881,436
	Barclays Capital, Inc.	0.60%	2/07/13	Open	308,142	308,722
	Barclays Capital, Inc.	0.60%	2/07/13	Open	507,052	508,007
	Barclays Capital, Inc.	0.60%	2/07/13	Open	662,469	663,717
	Credit Suisse Securities (USA) LLC	0.60%	2/07/13	Open	407,469	408,236
	Credit Suisse Securities (USA) LLC	0.65%	2/07/13	Open	295,350	295,953
	Credit Suisse Securities (USA) LLC	0.65%	2/07/13	Open	964,338	966,306
	Credit Suisse Securities (USA) LLC	0.65%	2/07/13	Open	1,222,940	1,225,435
	Credit Suisse Securities (USA) LLC	0.65%	2/07/13	Open	1,140,300	1,142,627
	UBS Securities LLC	0.25%	2/07/13	Open	1,048,688	1,049,511
	UBS Securities LLC	0.34%	2/07/13	Open	3,334,275	3,337,833
	UBS Securities LLC	0.45%	2/07/13	Open	866,250	867,474
	UBS Securities LLC	0.55%	2/07/13	Open	1,703,350	1,706,291
	UBS Securities LLC	0.55%	2/07/13	Open	2,196,563	2,200,355
	UBS Securities LLC	0.65%	2/07/13	Open	505,925	506,957
	UBS Securities LLC	0.65%	2/07/13	Open	162,750	163,082
	UBS Securities LLC	0.65%	2/07/13	Open	356,250	356,977
	UBS Securities LLC	0.65%	2/07/13	Open	843,275	844,996
	Barclays Capital, Inc.	0.58%	2/08/13	Open	483,060	483,939
	Deutsche Bank Securities, Inc.	0.58%	2/08/13	Open	1,170,163	1,172,237
	Barclays Capital, Inc.	0.60%	2/15/13	Open	291,043	291,557
	UBS Securities LLC	0.65%	2/19/13	Open	166,058	166,364
	Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	484,000	484,747
	Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	879,690	881,047
	Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	759,577	760,749
	Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	217,132	217,467
	Deutsche Bank Securities, Inc.	0.58%	2/20/13	Open	2,512,000	2,516,047
	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	457,087	457,778

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	24

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	$242,436	$242,803
	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	509,587	510,358
	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	509,760	510,531
	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	848,076	849,359
	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	659,700	660,698
	Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	884,744	886,082
	UBS Securities LLC	0.55%	2/25/13	Open	978,510	979,930
	Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	1,280,181	1,282,000
	Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	107,112	107,264
	Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	1,901,900	1,904,602
	Deutsche Bank Securities, Inc.	0.55%	3/05/13	Open	221,430	221,724
	Deutsche Bank Securities, Inc.	0.65%	3/06/13	Open	946,313	947,782
	UBS Securities LLC	0.65%	3/06/13	Open	181,050	181,328
	Credit Suisse Securities (USA) LLC	0.40%	3/07/13	Open	1,503,125	1,504,545
	UBS Securities LLC	0.60%	3/12/13	Open	3,040,295	3,044,399
	UBS Securities LLC	(0.50%)	3/13/13	Open	324,016	323,656
	UBS Securities LLC	0.35%	3/13/13	Open	1,560,000	1,561,213
	UBS Securities LLC	0.55%	3/13/13	Open	395,650	396,134
	UBS Securities LLC	0.55%	3/13/13	Open	1,222,200	1,223,694
	UBS Securities LLC	0.65%	3/13/13	Open	978,305	979,700
	Credit Suisse Securities (USA) LLC	0.60%	3/14/13	Open	347,366	347,818
	Deutsche Bank Securities, Inc.	0.55%	3/14/13	Open	760,000	760,906
	Deutsche Bank Securities, Inc.	0.70%	3/14/13	Open	1,523,693	1,526,004
	Deutsche Bank Securities, Inc.	0.55%	3/15/13	Open	1,018,750	1,019,917
	Deutsche Bank Securities, Inc.	0.55%	3/19/13	Open	972,625	973,725
	UBS Securities LLC	0.70%	3/19/13	Open	1,008,280	1,009,731
	Credit Suisse Securities (USA) LLC	0.65%	3/20/13	Open	585,562	586,334
	Credit Suisse Securities (USA) LLC	0.65%	3/20/13	Open	439,162	439,741
	Credit Suisse Securities (USA) LLC	0.65%	3/20/13	Open	134,640	134,817
	Credit Suisse Securities (USA) LLC	0.35%	3/22/13	Open	1,496,075	1,497,108
	Credit Suisse Securities (USA) LLC	0.25%	3/25/13	Open	975,615	976,076

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Credit Suisse Securities (USA) LLC	0.65%	3/25/13	Open	$1,131,350	$1,132,739
	Credit Suisse Securities (USA) LLC	0.75%	3/25/13	Open	464,337	464,995
	Credit Suisse Securities (USA) LLC	0.75%	3/25/13	Open	613,725	614,594
	Deutsche Bank Securities, Inc.	0.40%	3/27/13	Open	3,022,500	3,024,716
	Deutsche Bank Securities, Inc.	0.55%	3/27/13	Open	679,687	680,372
	Deutsche Bank Securities, Inc.	0.55%	3/27/13	Open	1,464,750	1,466,227
	Deutsche Bank Securities, Inc.	0.55%	3/27/13	Open	1,452,700	1,454,165
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	811,000	811,879
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	579,000	579,627
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	919,000	919,996
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	608,000	608,659
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	661,000	661,716
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	527,000	527,571
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	701,000	701,759
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	602,000	602,652
	Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	1,634,000	1,635,770
	Credit Suisse Securities (USA) LLC	0.65%	4/01/13	Open	462,156	462,657
	Barclays Capital, Inc.	0.35%	4/02/13	Open	3,649,829	3,651,923
	Barclays Capital, Inc.	0.40%	4/02/13	Open	3,326,900	3,329,081
	Barclays Capital, Inc.	0.40%	4/02/13	Open	2,832,188	2,834,045
	Barclays Capital, Inc.	0.40%	4/02/13	Open	5,871,000	5,874,849
	Barclays Capital, Inc.	0.40%	4/02/13	Open	2,011,150	2,012,468
	Barclays Capital, Inc.	0.60%	4/02/13	Open	3,229,256	3,232,431
	Barclays Capital, Inc.	0.60%	4/02/13	Open	689,881	690,559
	Barclays Capital, Inc.	0.60%	4/02/13	Open	1,068,461	1,069,512
	Barclays Capital, Inc.	0.60%	4/02/13	Open	865,247	866,098
	Barclays Capital, Inc.	0.60%	4/02/13	Open	331,500	331,826
	Barclays Capital, Inc.	0.60%	4/02/13	Open	466,012	466,470
	Barclays Capital, Inc.	0.65%	4/02/13	Open	1,218,114	1,219,412
	Barclays Capital, Inc.	0.65%	4/02/13	Open	1,044,544	1,045,657
	Credit Suisse Securities (USA) LLC	0.25%	4/02/13	Open	579,209	579,446
	Deutsche Bank Securities, Inc.	0.55%	4/02/13	Open	1,574,813	1,576,257
	Deutsche Bank Securities, Inc.	0.55%	4/02/13	Open	1,250,330	1,251,476
	UBS Securities LLC	0.60%	4/02/13	Open	1,001,163	1,002,147

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	26

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Credit Suisse Securities (USA) LLC	0.00%	4/03/13	Open	$556,500	$556,500
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	182,025	182,128
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	243,800	243,937
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	5,701,069	5,704,284
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	469,700	469,965
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	333,700	333,888
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	677,875	678,257
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,034,800	1,035,384
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,011,250	1,011,820
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	800,000	800,451
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,233,600	1,234,296
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,277,250	1,277,970
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,107,875	2,109,064
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,861,250	2,862,863
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,119,100	3,120,859
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,958,750	2,960,418
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,560,000	2,561,444
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,213,750	3,215,562
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,091,969	3,093,713
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,695,000	3,697,084
	Credit Suisse Securities (USA) LLC	0.60%	4/03/13	Open	426,020	426,432
	Credit Suisse Securities (USA) LLC	0.65%	4/03/13	Open	341,325	341,682
	Deutsche Bank Securities, Inc.	0.55%	4/03/13	Open	424,060	424,442
	Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	1,482,188	1,483,597
	Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	928,775	929,658
	Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	1,624,500	1,626,018
	Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	1,163,363	1,164,450

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	$3,577,213	$3,580,556
	UBS Securities LLC	0.54%	4/04/13	Open	381,842	382,168
	Credit Suisse Securities (USA) LLC	0.40%	4/05/13	Open	6,053,025	6,056,859
	UBS Securities LLC	0.55%	4/08/13	Open	2,327,500	2,329,349
	Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	846,000	846,672
	Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	536,000	536,426
	Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	468,000	468,372
	Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	489,000	489,388
	Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	527,000	527,419
	Credit Suisse Securities (USA) LLC	0.65%	4/11/13	Open	198,875	199,058
	Deutsche Bank Securities, Inc.	0.55%	4/12/13	Open	1,672,000	1,673,277
	Deutsche Bank Securities, Inc.	0.55%	4/12/13	Open	1,343,000	1,344,026
	Deutsche Bank Securities, Inc.	0.55%	4/12/13	Open	2,054,000	2,055,569
	Deutsche Bank Securities, Inc.	0.55%	4/12/13	Open	1,559,000	1,560,191
	Deutsche Bank Securities, Inc.	0.55%	4/15/13	Open	2,705,153	2,707,095
	Deutsche Bank Securities, Inc.	(2.00%)	4/17/13	Open	462,187	461,057
	Deutsche Bank Securities, Inc.	(0.25%)	4/17/13	Open	690,206	690,014
	Deutsche Bank Securities, Inc.	0.55%	4/22/13	Open	2,743,125	2,744,801
	Credit Suisse Securities (USA) LLC	0.35%	4/25/13	Open	336,682	336,803
	Deutsche Bank Securities, Inc.	0.55%	4/25/13	Open	248,901	249,042
	UBS Securities LLC	0.65%	5/03/13	Open	393,525	393,731
	UBS Securities LLC	0.65%	5/03/13	Open	393,525	393,731
	Barclays Capital, Inc.	0.60%	5/07/13	Open	225,152	225,246
	Credit Suisse Securities (USA) LLC	0.23%	5/10/13	6/13/13	32,928,000	32,931,997
	Barclays Capital, Inc.	0.40%	5/10/13	Open	1,127,019	1,127,294
	Barclays Capital, Inc.	0.40%	5/10/13	Open	2,061,011	2,061,515
	Barclays Capital, Inc.	0.40%	5/10/13	Open	1,734,094	1,734,518
	Barclays Capital, Inc.	0.60%	5/10/13	Open	369,187	369,322
	Deutsche Bank Securities, Inc.	0.55%	5/14/13	Open	1,365,000	1,365,375
	Deutsche Bank Securities, Inc.	0.55%	5/14/13	Open	265,000	265,073
	Deutsche Bank Securities, Inc.	0.55%	5/14/13	Open	789,000	789,217

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	28

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.75%	5/23/13	Open	$238,810	$238,855
Deutsche Bank Securities, Inc.	0.55%	5/24/13	Open	195,957	195,981
Deutsche Bank Securities, Inc.	0.55%	5/28/13	Open	1,037,513	1,037,576
Deutsche Bank Securities, Inc.	0.55%	5/28/13	Open	1,141,274	1,141,344
Credit Suisse Securities (USA) LLC	0.40%	5/30/13	Open	2,333,625	2,333,677
Credit Suisse Securities (USA) LLC	0.40%	5/30/13	Open	720,960	720,976
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	2,137,000	2,137,065
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	991,000	991,030
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	1,511,000	1,511,046
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	851,000	851,026
Deutsche Bank Securities, Inc.	0.55%	5/31/13	Open	586,181	586,190

Total	$314,090,686	$314,465,036
[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

6	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	1,495,800	$27,884
6	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	1,495,275	31,034
6	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	1,494,525	33,958
6	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	1,493,700	36,433
(128)	5-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	15,669,000	74,344

Total	$203,653

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	82,000	USD	106,203	UBS AG	6/03/13	$ 376
GBP	2,328,000	USD	3,517,922	Deutsche Bank AG	7/17/13	18,200
USD	1,513,640	CAD	1,545,000	Barclays Plc	7/17/13	24,923
USD	42,832,108	GBP	27,978,000	Barclays Plc	7/17/13	334,847
USD	1,303,080	GBP	862,000	Goldman Sachs Group, Inc.	7/17/13	(6,257)
USD	30,513,197	EUR	23,239,297	Citigroup, Inc.	7/23/13	299,910
USD	426,134	EUR	328,000	Deutsche Bank AG	7/23/13	(297)
USD	584,322	EUR	444,000	Goldman Sachs Group, Inc.	7/23/13	7,080
USD	460,880	EUR	351,000	Morgan Stanley	7/23/13	4,547
Total						$683,329

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	Over-the-counter options purchased as of May 31, 2013 were as follows:

	Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts		Market Value

	Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19		46	—

•	Credit default swaps - buy protection outstanding as of May 31, 2013 were as follows:

	Issuer	Pay Fixed Rate	Counterparty		Expiration Date		Notional Amount (000)		Unrealized Depreciation

	Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG		9/20/17		USD	1	$(20)
	Westpac Banking Corp.	1.00%	Deutsche Bank AG		9/20/17		USD	1	(21)

	Total								$(41)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

	Issuer	Receive Fixed Rate	Counterparty		Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

	Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.		12/20/15	CCC--	USD	357	$21,584
	Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.		12/20/15	CCC--	USD	172	5,301
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.		12/20/15	CCC--	USD	145	7,577
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.		12/20/15	CCC--	USD	626	59,292
	Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG		12/20/15	CCC--	USD	840	12,981
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc		3/20/16	CCC--	USD	75	(1,807)
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc		3/20/16	CCC--	USD	72	(3,641)
	Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.		3/20/16	CCC--	USD	79	(3,606)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		3/20/16	CCC--	USD	247	1,204
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		3/20/16	CCC--	USD	247	1,204
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		3/20/16	CCC--	USD	739	(5,506)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		3/20/16	CCC--	USD	165	(3,259)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		3/20/16	CCC--	USD	634	(41,586)
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.		3/20/16	CCC--	USD	82	(2,713)
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc		6/20/16	CCC--	USD	440	(36,398)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		6/20/16	CCC--	USD	499	(9,587)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		6/20/16	CCC--	USD	970	(26,976)
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc		3/20/17	CCC--	USD	72	(3,637)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.		3/20/17	CCC--	USD	147	(6,723)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	30

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•		Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC--	USD	453	$(29,216)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC--	USD	635	(36,694)

Total							$(102,206)

[1]		Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2]		The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•		For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•		Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$25,617,339	$25,967,541	$51,584,880
Common Stocks	$48,404	5,234,245	3,857,134	9,139,783
Corporate Bonds	—	449,937,291	7,963,452	457,900,743
Floating Rate Loan Interests		294,155,235	48,997,284	343,152,519
Foreign Agency Obligations	—	3,339,451	—	3,339,451
Non-Agency Mortgage-Backed Securities	—	76,488,699	—	76,488,699
Other Interests			838,747	838,747
Preferred Securities	3,922,077	8,132,612	—	12,054,689
Taxable Municipal Bonds	—	1,380,807	—	1,380,807
US Government Sponsored Agency Securities	—	47,120,714	—	47,120,714
Short-Term Securities	6,889,336	—	—	6,889,336
Total	$10,859,817	$911,406,393	$87,624,158	$1,009,890,368

	Level 1	Level 2	Level 3	Level 4
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$203,653	—	—	$203,653
Foreign currency exchange contracts	—	$689,883	—	689,883
Credit contracts	—	109,143	—	109,143
Liabilities:
Foreign currency exchange contracts	—	(6,554)	—	(6,554)
Credit contracts	—	(211,390)	—	(211,390)
Total	$203,653	$581,082	—	$784,735

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

		Level 1	Level 2	Level 3	Total
Assets:
	Cash	$19,504	—	—	$19,504
	Cash pledged as collateral for financial futures contracts	86,500	—	—	86,500
	Foreign currency at value	18,830	—	—	18,830
Liabilities:
	Cash received as collateral for swaps	—	$(585,000)	—	(585,000)
	Reverse repurchase agreements	—	(314,090,686)	—	(314,090,686)
Total		$124,834	$(314,675,686)	—	$(314,550,852)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	32

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$9,845,241	$2,007,283	$1,727	$38,594,979	$1,608,923	$52,058,153
Transfers into Level 3[1]	—	49,856	9,145,125	4,344,844	—	13,539,825
Transfers out of Level 3[2]	(2,321,397)	—	—	(8,217,027)	—	(10,538,424)
Accrued discounts/premiums	(853,895)	—	(17,982)	91,029	—	(780,848)
Net realized gain (loss)	65,244	—	11,837	67,530	—	144,611
Net change in unrealized appreciation/depreciation[3]	1,293,943	1,530,750	(2,084,639)	738,533	80,824	1,559,411
Purchases	19,157,350	269,245	1,175,000	34,166,149	10,000	54,777,744
Sales	(1,218,945)	—	(267,616)	(20,788,753)	(861,000)	(23,136,314)
Closing Balance, as of May 31, 2013	$ 25,967,541	$ 3,857,134	$ 7,963,452	$ 48,997,284	$ 838,747	$ 87,624,158

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,539,825 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,538,424 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $1,062,983.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2013	33

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Limited Duration Income Trust

Date: July 25, 2013